Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Vertically Integrated Utilities Revenues	$ 9,347,000,000	$ 8,785,000,000	$ 8,942,000,000
Transmission and Distribution Utilities	4,279,000,000	4,659,000,000	4,982,000,000
Generation and Marketing	1,208,000,000	882,000,000	563,000,000
Other Revenues	523,000,000	619,000,000	629,000,000
TOTAL REVENUES	15,357,000,000	14,945,000,000	15,116,000,000
Expenses
Fuel and Other Consumables Used for Electric Generation	4,068,000,000	4,111,000,000	4,421,000,000
Purchased Electricity for Resale	1,491,000,000	1,169,000,000	1,191,000,000
Other Operation	2,904,000,000	2,962,000,000	2,868,000,000
Maintenance	1,179,000,000	1,115,000,000	1,236,000,000
Asset Impairments and Other Related Charges	226,000,000	300,000,000	139,000,000
Depreciation and Amortization	1,743,000,000	1,782,000,000	1,655,000,000
Taxes Other Than Income Taxes	891,000,000	850,000,000	824,000,000
TOTAL EXPENSES	12,502,000,000	12,289,000,000	12,334,000,000
OPERATING INCOME (LOSS)	2,855,000,000	2,656,000,000	2,782,000,000
Other Income (Expense):
Interest and Investment Income (Loss)	58,000,000	8,000,000	27,000,000
Carrying Costs Income	30,000,000	53,000,000	393,000,000
Allowance for Equity Funds Used During Construction	73,000,000	93,000,000	98,000,000
Interest Expense	(906,000,000)	(988,000,000)	(933,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,110,000,000	1,822,000,000	2,367,000,000
Income Tax Expense (Credit)	684,000,000	604,000,000	818,000,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	58,000,000	44,000,000	27,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEM	1,484,000,000	1,262,000,000	1,576,000,000
EXTRAORDINARY ITEM, NET OF TAX	0	0	373,000,000
NET INCOME (LOSS)	1,484,000,000	1,262,000,000	1,949,000,000
Net Income Attributable to Noncontrolling Interests	4,000,000	3,000,000	3,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,480,000,000	1,259,000,000	1,946,000,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	5,000,000
Earnings Attributable To Common Shareholders	1,480,000,000	1,259,000,000	1,941,000,000
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	486,619,555	484,682,469	482,169,282
Earnings per Share Before Extraordinary Item	$ 3.04	$ 2.60	$ 3.25
Extraordinary Item, Net of Tax	$ 0	$ 0	$ 0.77
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.04	$ 2.60	$ 4.02
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	487,040,956	485,084,694	482,460,328
Earnings per Share Before Extraordinary Item	$ 3.04	$ 2.60	$ 3.25
Extraordinary Item, Net of Tax	$ 0	$ 0	$ 0.77
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.04	$ 2.60	$ 4.02
Appalachian Power Co [Member]
Revenues
Vertically Integrated Utilities Revenues	3,059,577,000	2,948,762,000	2,835,481,000
Sales to AEP Affiliates	347,484,000	318,199,000	359,802,000
Other Revenues	10,345,000	9,970,000	9,942,000
TOTAL REVENUES	3,417,406,000	3,276,931,000	3,205,225,000
Expenses
Fuel and Other Consumables Used for Electric Generation	769,853,000	815,979,000	759,684,000
Purchased Electricity for Resale	232,702,000	211,133,000	305,647,000
Purchased Electricity from AEP Affiliates	830,959,000	661,238,000	819,182,000
Other Operation	311,975,000	332,936,000	316,995,000
Maintenance	273,164,000	211,702,000	197,002,000
Asset Impairments and Other Related Charges	39,283,000	0	0
Depreciation and Amortization	342,643,000	344,293,000	270,529,000
Taxes Other Than Income Taxes	110,549,000	102,190,000	106,606,000
TOTAL EXPENSES	2,911,128,000	2,679,471,000	2,775,645,000
OPERATING INCOME (LOSS)	506,278,000	597,460,000	429,580,000
Other Income (Expense):
Interest Income	2,411,000	1,358,000	5,016,000
Carrying Costs Income	8,086,000	24,602,000	13,433,000
Allowance for Equity Funds Used During Construction	2,353,000	1,684,000	9,212,000
Interest Expense	(192,982,000)	(202,074,000)	(204,623,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	326,146,000	423,030,000	252,618,000
Income Tax Expense (Credit)	132,935,000	165,527,000	89,860,000
NET INCOME (LOSS)	193,211,000	257,503,000	162,758,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	1,745,000
Earnings Attributable To Common Shareholders	193,211,000	257,503,000	161,013,000
Indiana Michigan Power Co [Member]
Revenues
Vertically Integrated Utilities Revenues	2,022,257,000	1,810,069,000	1,770,447,000
Sales to AEP Affiliates	219,399,000	268,408,000	320,184,000
Other Revenues - Affiliated	122,287,000	117,052,000	109,053,000
Other Revenues	2,916,000	4,582,000	15,086,000
TOTAL REVENUES	2,366,859,000	2,200,111,000	2,214,770,000
Expenses
Fuel and Other Consumables Used for Electric Generation	434,078,000	464,420,000	472,080,000
Purchased Electricity for Resale	151,404,000	117,860,000	121,375,000
Purchased Electricity from AEP Affiliates	433,209,000	386,404,000	353,484,000
Other Operation	564,012,000	583,865,000	540,595,000
Maintenance	195,892,000	172,562,000	229,883,000
Depreciation and Amortization	177,727,000	146,619,000	133,394,000
Taxes Other Than Income Taxes	88,676,000	80,687,000	82,303,000
TOTAL EXPENSES	2,044,998,000	1,952,417,000	1,933,114,000
OPERATING INCOME (LOSS)	321,861,000	247,694,000	281,656,000
Other Income (Expense):
Interest Income	8,521,000	3,122,000	2,048,000
Allowance for Equity Funds Used During Construction	19,943,000	9,724,000	15,395,000
Interest Expense	(97,710,000)	(102,739,000)	(97,665,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	252,615,000	157,801,000	201,434,000
Income Tax Expense (Credit)	75,111,000	39,344,000	51,760,000
NET INCOME (LOSS)	177,504,000	118,457,000	149,674,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	626,000
Earnings Attributable To Common Shareholders	177,504,000	118,457,000	149,048,000
Ohio Power Co [Member]
Revenues
Vertically Integrated Utilities Revenues	3,562,224,000	4,022,116,000	4,406,814,000
Sales to AEP Affiliates	1,166,854,000	847,294,000	977,999,000
Other Revenues - Affiliated	18,140,000	39,401,000	27,903,000
Other Revenues	15,397,000	19,385,000	18,395,000
TOTAL REVENUES	4,762,615,000	4,928,196,000	5,431,111,000
Expenses
Fuel and Other Consumables Used for Electric Generation	1,496,856,000	1,471,316,000	1,597,410,000
Purchased Electricity for Resale	151,561,000	205,845,000	300,653,000
Purchased Electricity from AEP Affiliates	349,732,000	380,706,000	515,613,000
Other Operation	707,953,000	669,981,000	754,109,000
Maintenance	319,625,000	319,324,000	393,943,000
Asset Impairments and Other Related Charges	154,304,000	287,031,000	89,824,000
Depreciation and Amortization	382,570,000	511,070,000	545,376,000
Taxes Other Than Income Taxes	406,916,000	405,976,000	399,479,000
TOTAL EXPENSES	3,969,517,000	4,251,249,000	4,596,407,000
OPERATING INCOME (LOSS)	793,098,000	676,947,000	834,704,000
Other Income (Expense):
Interest Income	3,325,000	3,536,000	7,069,000
Carrying Costs Income	16,312,000	16,942,000	53,345,000
Allowance for Equity Funds Used During Construction	4,961,000	3,492,000	5,549,000
Interest Expense	(182,046,000)	(213,100,000)	(221,977,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	635,650,000	487,817,000	678,690,000
Income Tax Expense (Credit)	225,670,000	144,283,000	213,697,000
NET INCOME (LOSS)	409,980,000	343,534,000	464,993,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	1,259,000
Earnings Attributable To Common Shareholders	409,980,000	343,534,000	463,734,000
Public Service Co of Oklahoma [Member]
Revenues
Vertically Integrated Utilities Revenues	1,277,711,000	1,206,583,000	1,345,551,000
Sales to AEP Affiliates	14,246,000	22,603,000	14,192,000
Other Revenues	3,565,000	3,752,000	3,645,000
TOTAL REVENUES	1,295,522,000	1,232,938,000	1,363,388,000
Expenses
Fuel and Other Consumables Used for Electric Generation	327,829,000	310,296,000	465,546,000
Purchased Electricity for Resale	246,109,000	208,676,000	163,550,000
Purchased Electricity from AEP Affiliates	36,891,000	24,378,000	50,092,000
Other Operation	225,500,000	213,195,000	201,247,000
Maintenance	107,076,000	106,835,000	104,732,000
Depreciation and Amortization	95,667,000	95,180,000	95,915,000
Taxes Other Than Income Taxes	45,215,000	43,428,000	41,295,000
TOTAL EXPENSES	1,084,287,000	1,001,988,000	1,122,377,000
OPERATING INCOME (LOSS)	211,235,000	230,950,000	241,011,000
Other Income (Expense):
Interest Income	1,096,000	1,308,000	596,000
Carrying Costs Income	338,000	1,856,000	4,033,000
Allowance for Equity Funds Used During Construction	4,187,000	2,007,000	1,317,000
Interest Expense	(53,175,000)	(55,286,000)	(54,700,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	163,681,000	180,835,000	192,257,000
Income Tax Expense (Credit)	65,885,000	66,694,000	67,629,000
NET INCOME (LOSS)	97,796,000	114,141,000	124,628,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	434,000
Earnings Attributable To Common Shareholders	97,796,000	114,141,000	124,194,000
Southwestern Electric Power Co [Member]
Revenues
Vertically Integrated Utilities Revenues	1,742,575,000	1,538,533,000	1,594,192,000
Sales to AEP Affiliates	51,812,000	37,441,000	57,615,000
Other Revenues	1,416,000	1,860,000	2,019,000
TOTAL REVENUES	1,795,803,000	1,577,834,000	1,653,826,000
Expenses
Fuel and Other Consumables Used for Electric Generation	630,503,000	579,721,000	626,599,000
Purchased Electricity for Resale	169,954,000	131,706,000	152,645,000
Purchased Electricity from AEP Affiliates	11,172,000	19,229,000	11,808,000
Other Operation	250,676,000	230,078,000	224,068,000
Maintenance	129,742,000	117,415,000	140,981,000
Asset Impairments and Other Related Charges	0	13,000,000	49,000,000
Depreciation and Amortization	179,251,000	138,778,000	133,229,000
Taxes Other Than Income Taxes	80,662,000	72,011,000	65,239,000
TOTAL EXPENSES	1,451,960,000	1,301,938,000	1,403,569,000
OPERATING INCOME (LOSS)	343,843,000	275,896,000	250,257,000
Other Income (Expense):
Interest Income	58,000	1,230,000	2,076,000
Allowance for Equity Funds Used During Construction	7,338,000	57,054,000	48,731,000
Interest Expense	(130,282,000)	(88,318,000)	(81,781,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	220,957,000	245,862,000	219,283,000
Income Tax Expense (Credit)	69,461,000	45,858,000	56,903,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	2,323,000	2,509,000	2,746,000
NET INCOME (LOSS)	153,819,000	202,513,000	165,126,000
Net Income Attributable to Noncontrolling Interests	4,008,000	3,622,000	3,841,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	149,811,000	198,891,000	161,285,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	0	579,000
Earnings Attributable To Common Shareholders	$ 149,811,000	$ 198,891,000	$ 160,706,000